SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Segments [Line Items]
Total assets	$ 1,235.7	$ 719.2
Total liabilities	656.6	234.8
Additions to fixed assets	190.7	222.3
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Total assets	117.2	114.7
Total liabilities	55.7	43.9
Additions to fixed assets	19.6	22.9
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Total assets	47.6	53.2
Total liabilities	21.5	7.9
Additions to fixed assets	10.4	7.9
Terronera [Member]
Disclosure Of Segments [Line Items]
Total assets	553.4	373.5
Total liabilities	184.1	173.4
Additions to fixed assets	130.3	189.9
Kolpa [Member]
Disclosure Of Segments [Line Items]
Total assets	236.5	0.0
Total liabilities	77.2	0.0
Additions to fixed assets	25.6	0.0
Exploration [Member]
Disclosure Of Segments [Line Items]
Total assets	91.1	86.6
Total liabilities	2.0	1.3
Additions to fixed assets	4.4	1.6
Corporate [Member]
Disclosure Of Segments [Line Items]
Total assets	189.9	91.2
Total liabilities	316.1	8.3
Additions to fixed assets	$ 0.4	$ 0.0